Revenue from Contracts with Customers, Revenue by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	$ 35,779	$ 39,956		$ 47,303
Lending-related fees	1,445	1,381		1,474
Other card fees	504	514		698
Total card fees	4,175	3,544		4,016
Mortgage banking	4,956	3,493		2,715
Net gains (losses) from trading activities	284	1,172		993
Net gains (losses) from equity securities	6,427	665		2,843
Lease income	996	1,245		1,614
Other	2,738	2,602		5,843
Total noninterest income	42,713	34,308		39,529
Total revenue	78,492	74,264		86,832
Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	553	873		140
Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	5,475	5,221		5,819
Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	11,011	9,863	[1]	9,814	[1]
Trailing commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,200	1,100		1,200
Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,299	2,384	[1]	2,461	[1]
Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,354	1,865		1,797
Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,671	3,030		3,318
Credit card rewards and rebates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other cost of revenue	1,600	1,300		1,500
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	(1,541)	441		2,246
Lending-related fees	(1)	(1)		2
Other card fees	0	1		(1)
Total card fees	0	2		5
Mortgage banking	(2)	0		0
Net gains (losses) from trading activities	(9)	(40)		(79)
Net gains (losses) from equity securities	5,929	691		2,171
Lease income	281	579		661
Other	2,044	1,336		2,918
Total noninterest income	10,036	4,916		7,550
Total revenue	8,495	5,357		9,796
Corporate [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	509	867		141
Corporate [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	5	9		9
Corporate [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,375	1,651		1,816
Corporate [Member] | Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(1)	(9)		(1)
Corporate [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(94)	(169)		(93)
Corporate [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	1		6
Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	(427)	(494)		(624)
Lending-related fees	0	0		0
Other card fees	0	0		0
Total card fees	0	0		0
Mortgage banking	0	0		0
Net gains (losses) from trading activities	0	0		0
Net gains (losses) from equity securities	0	0		0
Lease income	0	0		0
Other	(1,187)	(931)		(795)
Total noninterest income	(1,187)	(931)		(795)
Total revenue	(1,614)	(1,425)		(1,419)
Reconciling Items [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	0	0		0
Reconciling Items [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Reconciling Items [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Reconciling Items [Member] | Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Reconciling Items [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Reconciling Items [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	22,807	23,378		25,786
Lending-related fees	145	158		230
Other card fees	504	513		699
Total card fees	3,930	3,318		3,672
Mortgage banking	4,490	3,224		2,314
Net gains (losses) from trading activities	0	1		2
Net gains (losses) from equity securities	(2)	10		4
Lease income	0	0		0
Other	473	1,025		2,306
Total noninterest income	12,070	10,638		12,105
Total revenue	34,877	34,016		37,891
Consumer Banking and Lending [Member] | Operating Segments [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	0	6		0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,045	2,904		3,582
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(11)	(8)		(5)
Consumer Banking and Lending [Member] | Operating Segments [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,426	2,805		2,973
Commercial Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	4,960	6,134		7,981
Lending-related fees	532	531		524
Other card fees	0	0		0
Total card fees	196	170		254
Mortgage banking	0	0		0
Net gains (losses) from trading activities	0	(4)		(10)
Net gains (losses) from equity securities	132	(147)		115
Lease income	682	646		931
Other	655	518		616
Total noninterest income	3,589	3,041		3,721
Total revenue	8,549	9,175		11,702
Commercial Banking [Member] | Operating Segments [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	44	0		4
Commercial Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,285	1,219		1,175
Commercial Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	10	32		27
Commercial Banking [Member] | Operating Segments [Member] | Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Commercial Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	53	76		85
Commercial Banking [Member] | Operating Segments [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	196	170		254
Corporate and Investment Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	7,410	7,509		8,008
Lending-related fees	761	684		710
Other card fees	0	0		0
Total card fees	45	51		79
Mortgage banking	480	282		413
Net gains (losses) from trading activities	272	1,190		1,022
Net gains (losses) from equity securities	289	212		297
Lease income	33	20		22
Other	690	556		717
Total noninterest income	6,429	6,419		6,442
Total revenue	13,839	13,928		14,450
Corporate and Investment Banking [Member] | Operating Segments [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	0	0		(5)
Corporate and Investment Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,112	1,062		1,029
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	52	95		62
Corporate and Investment Banking [Member] | Operating Segments [Member] | Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	290	315		292
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,405	1,952		1,804
Corporate and Investment Banking [Member] | Operating Segments [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	45	51		79
Wealth and Investment Management [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	2,570	2,988		3,906
Lending-related fees	8	9		8
Other card fees	0	0		0
Total card fees	4	3		6
Mortgage banking	(12)	(13)		(12)
Net gains (losses) from trading activities	21	25		58
Net gains (losses) from equity securities	79	(101)		256
Lease income	0	0		0
Other	63	98		81
Total noninterest income	11,776	10,225		10,506
Total revenue	14,346	13,213		14,412
Wealth and Investment Management [Member] | Operating Segments [Member] | Debt securities [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net gains (losses) on debt securities	0	0		0
Wealth and Investment Management [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	28	27		24
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,574	8,085		7,909
Wealth and Investment Management [Member] | Operating Segments [Member] | Commissions and brokerage service fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,010	2,078		2,170
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1	14		6
Wealth and Investment Management [Member] | Operating Segments [Member] | Card interchange and network revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	$ 4	$ 3		$ 6

[1]	In first quarter 2021, trust and investment management fees and asset-based brokerage fees were combined into a single line item for investment advisory and other asset-based fees, and brokerage commissions and other brokerage services fees were combined into a single line item for commissions and brokerage services fees. Prior period balances have been revised to conform with the current period presentation.